UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)
259 N. Radnor-Chester Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
259 N. Radnor-Chester Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: September 30, 2006
      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
      Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / September 30, 2006 (unaudited)

		U.S. $
Shares		Value

	Common Stock - 119.7%
	Real Estate Investment Trusts ("REIT") - 119.7%
	Australia - 14.8%
29,967,000	DB RREEF Trust	$35,780,585
34,035,794	Investa Property Group	62,482,036
14,384,178	Macquarie CountryWide Trust	21,468,378
11,059,530	Macquarie Goodman Industrial Trust	53,810,676
28,584,000	Macquarie ProLogis Trust	26,343,541
8,484,633	Westfield Group	119,161,747

		319,046,963

	Canada - 12.8%
1,761,900	Boardwalk Real Estate Investment Trust	50,852,131
200,100	Calloway Real Estate Investment Trust	4,891,074
264,600	Calloway Real Estate Investment Trust (a)	6,467,658
500,000	Crombie Real Estate Investment Trust (a)	5,310,805
613,500	Dundee Real Estate Investment Trust	19,015,668
135,000	Dundee Real Estate Investment Trust (a)	4,184,377
884,800	H&R Real Estate Investment Trust	18,320,154
2,282,900	InnVest Real Estate Investment Trust	26,908,202
440,000	InnVest Real Estate Investment Trust (a)	5,186,214
700,000	Primaris Retail Real Estate Investment Trust (a)	11,419,352
879,900	Retirement Residences Real Estate Investment Trust (a)	6,183,316
2,276,600	RioCan Real Estate Investment Trust	48,994,905
2,166,800	Summit Real Estate Investment Trust	57,935,413
1,040,300	Sunrise Senior Living Real Estate Investment Trust (a)	9,557,724

		275,226,993

	Finland - 0.4%
773,000	Sponda Oyj	8,714,857

	France - 7.7%
403,500	Societe de la Tour Eiffel	63,891,683
489,478	Unibail	102,741,632

		166,633,315

	Hong Kong - 3.9%
35,700,000	Agile Property Holdings Ltd.	29,046,553
12,988,000	China Overseas Land & Investment Ltd.	10,017,374
8,133,000	Hang Lung Properties Ltd.	17,367,656
2,400,000	Sun Hung Kai Properties Ltd.	26,195,258
1,153,000	The Link REIT	2,400,033

		85,026,874

	Japan - 3.0%
2,388	Japan Retail Fund Investment Corp.	17,596,748
1,025,000	Mitsubishi Estate Co., Ltd.	22,398,679
668,000	Mitsui Fudosan Co., Ltd.	15,191,462
934	Nippon Building Fund, Inc.	9,493,076

		64,679,965

	Netherlands - 11.5%
116,780	Corio NV	8,498,637
357,401	Eurocommercial Properties NV	16,864,475
1,136,730	Nieuwe Steen Investments NV	29,835,811
494,786	Rodamco Europe NV	57,568,821
417,161	VastNed Retail NV	34,189,973
934,400	Wereldhave NV	101,912,336

		248,870,053

	United Kingdom - 8.6%
1,167,200	British Land Co. Plc	29,738,913
1,209,242	Hammerson Plc	29,635,516
1,604,300	Land Securities Group Plc	58,976,109
853,400	Liberty International Plc	19,527,838
3,923,700	Slough Estates Plc	48,739,703

		186,618,079

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2006.

		U.S. $
Shares		Value

	United States - 57.0%
197,300	AMB Property Corp.	10,873,203
115,300	Acadia Realty Trust	2,940,150
898,200	American Campus Communities, Inc.	22,913,082
289,000	Apartment Investment & Management Co. - Class A	15,724,490
1,162,000	Archstone-Smith Trust	63,259,280
65,200	AvalonBay Communities, Inc.	7,850,080
322,500	BNP Residential Properties, Inc.	7,659,375
285,800	BioMed Realty Trust, Inc.	8,671,172
447,000	Boston Properties, Inc.	46,192,980
1,243,330	Brandywine Realty Trust	40,470,391
1,146,700	Camden Property Trust	87,160,667
1,231,800	Cedar Shopping Centers, Inc.	19,918,206
402,900	Colonial Properties Trust	19,262,649
419,300	Developers Diversified Realty Corp.	23,380,168
532,600	Equity Office Properties Trust	21,176,176
1,208,500	Extra Space Storage, Inc.	20,919,135
87,000	Federal Realty Investment Trust	6,464,100
1,211,100	First Industrial Realty Trust, Inc.	53,288,400
1,301,600	GMH Communities Trust	16,426,192
315,000	Glenborough Realty Trust, Inc.	8,104,950
675,000	Gramercy Capital Corp.	17,016,750
941,484	HRPT Properties Trust	11,250,734
856,200	Health Care REIT, Inc.	34,256,562
371,000	Hersha Hospitality Trust	3,561,600
308,000	Hospitality Properties Trust	14,537,600
717,600	iStar Financial, Inc.	29,923,920
1,580,990	Liberty Property Trust	75,555,512
2,783,400	Maguire Properties, Inc.	113,395,716
637,700	Mid-America Apartment Communities, Inc.	39,039,994
570,700	National Retail Properties, Inc.	12,327,120
2,611,100	Nationwide Health Properties, Inc.	69,820,814
170,700	New Plan Excel Realty Trust	4,617,435
1,994,070	OMEGA Healthcare Investors, Inc.	29,930,990
994,000	Pennsylvania Real Estate Investment Trust	42,314,580
325,000	ProLogis	18,544,500
714,700	Reckson Associates Realty Corp.	30,589,160
364,700	Regency Centers Corp.	25,076,772
482,400	SL Green Realty Corp.	53,884,080
171,100	Sovran Self Storage, Inc.	9,504,605
1,144,100	Spirit Finance Corp.	13,283,001
770,000	Strategic Hotels & Resorts, Inc.	15,307,600
662,500	The Macerich Co.	50,588,500
800,000	Trustreet Properties, Inc.	10,008,000
200,000	U-Store-It Trust	4,292,000

		1,231,282,391

	Total Common Stock
	(cost $1,810.178,462)	2,586,099,490

	Master Limited Partnerships - 0.5%
	United States - 0.5%
340,909	Verde Realty MLP
	(cost $11,249,997)	11,249,997

	Limited Liability Company - 0.1%
	United States - 0.1%
37,879	Verde Realty LLC
	(cost $1,250,007)	1,250,007

	Preferred Stock - 15.0%
	Real Estate Investment Trusts ("REIT") - 15.0%
	United States - 15.0%
125,800	Affordable Residential Communities, Series A	2,990,895
450,000	Alexandria Real Estate Corp., Series C	11,790,000
80,500	Apartment Investment & Management Co., Series U	2,042,285
400,000	Apartment Investment & Management Co., Series V	10,192,000
400,000	Apartment Investment & Management Co., Series Y	10,120,000
174,000	Associated Estates Realty Corp.	4,551,196
207,700	Cedar Shopping Centers, Inc.	5,522,743
125,000	Digital Realty Trust, Inc., Series B	3,170,000
200,800	Duke Realty Corp., Series M	5,116,384
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2006.

		U.S. $
Shares		Value

126,800	Eagle Hospitality Properties Trust, Inc., Series A	3,253,688
337,500	Equity Inns, Inc., Series C	8,572,500
20,000	FelCor Lodging Trust, Inc.	498,200
430,700	Glimcher Realty Trust, Series G	10,806,263
520,000	Health Care REIT, Inc., Series F	13,369,200
905,600	Host Marriot Corp, Series E	23,971,232
222,600	Innkeepers USA Trust, Series C	5,636,232
1,015,000	iStar Financial, Inc., Series I	25,486,650
200,000	LaSalle Hotel Properties, Series D	5,031,260
523,200	LaSalle Hotel Properties, Series E	13,498,560
36,000	LBA Realty Fund II - WBP, Inc., Series A	1,762,877
170,000	LBA Realty Fund II - WBP, Inc., Series B	3,536,000
1,000,000	LTC Properties, Inc., Series F	25,070,000
351,800	Maguire Properties, Inc., Series A	8,675,388
200,000	Mid-America Apartment Communties, Inc., Series H	5,102,000
120,000	NorthStar Realty Finance Corp., Series A	3,078,000
120,000	OMEGA Healthcare Investors, Inc., Series D	3,141,600
320,000	PS Business Parks, Inc., Series O	8,128,000
320,000	Public Storage, Inc., Series K	8,243,200
240,000	RAIT Investment Trust, Series A	5,892,000
160,000	RAIT Investment Trust, Series B	4,088,000
192,500	SL Green Realty Corp., Series C	4,872,175
200,000	SL Green Realty Corp., Series D	5,098,000
275,000	Strategic Hotels & Resorts, Inc. (a)	7,012,500
400,000	Strategic Hotels & Resorts, Inc., Series B	10,425,000
363,600	Strategic Hotels & Resorts, Inc., Series C	9,326,340
368,000	Sunstone Hotel Investors, Inc., Series A	9,347,200
342,600	Taubman Centers, Inc., Series G	9,132,448
573,500	Taubman Centers, Inc., Series H	15,000,638
464,400	Winston Hotels, Inc., Series B	11,661,084

	Total Preferred Stock
	(cost $318,584,276)	324,211,738

	Convertible Preferred Stock - 1.7%
	Real Estate Investment Trusts ("REIT") - 1.7%
	United States - 1.7%
974,000	FelCor Lodging Trust, Inc., Series A	24,262,340
200,000	Ramco-Gershenson Properties Trust, 7.95%, Series C	6,690,000
200,000	Windrose Medical Properties Trust, 7.50%, Series A	5,600,000

	Total Convertible Preferred Stock
	(cost $32,130,721)	36,552,340

	Investment Companies - 3.4%
	United Kingdom - 3.4%
399,119	Eurocastle Investment Ltd.	15,516,368
15,495,600	ING UK Real Estate Income Trust, Ltd. +	35,457,648
4,620,000	Insight Foundation Property Trust, Ltd.	11,520,960
547,200	ProLogis European Properties	10,189,531

	Total Investment Companies
	(cost $55,701,613)	72,684,507

	Warrants (c) - 0.0%
	Hong Kong - 0.0%
1,623,500	China Overseas Land & Investment Ltd.
	expiring 7/18/07
	(cost $0)	350,025

	Total Investments - 140.4%
	(cost $2,229,095,076)	3,032,398,104
	Liabilities in Excess of Other Assets - (7.5%)	(161,800,455)
	Preferred shares, at redemption value - (32.9%)	(710,000,000)

	Net Assets Applicable to
	Common Shares - 100% (b)	$2,160,597,649

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the securities amounted to $10,221,683, or 0.5% of net assets.

(b)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

(c)	Non-income producing security.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

Affiliate	Net Activity	Dividend Income (in Thousands)

ING UK Real Estate
Income Trust, Ltd.	—	$1,230,020
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2006.

Interest Rates Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation

Citigroup	7/01/2007	$200,000	3.68%	1 Month LIBOR	$2,624,587
Royal Bank of Canada	7/01/2009	200,000	4.32%	1 Month LIBOR	3,319,017

					$5,943,604

      For each swap noted, the Trust pays a fixed rate and receives a floating rate.
Call Options
In 2005, the Trust received 303,030 in call options for Verde Realty MLP in connection with its purchase of shares in Verde Realty MLP. These options expire in January 2007 at $33.00 per share. There were no dollars expended for acquiring these options and there is no value to the options at September 30, 2006.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
      Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund
By: /s/ T. Ritson Ferguson
    T. Ritson Ferguson
    President and Chief Executive Officer
Date: November 16, 2006
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
    T. Ritson Ferguson
    President and Chief Executive Officer
Date: November 16, 2006
By: /s/ Jonathan A. Blome
    Jonathan A. Blome
    Treasurer and Chief Financial Officer
Date: November 16, 2006